Warrants reserve (Details) - $ / shares	3 Months Ended	12 Months Ended
	Nov. 30, 2024	Aug. 31, 2024
Warrants Reserve
Number of warrants outstanding, beginning balance	36,190,769
Weighted average exercise price per share, beginning balance	$ 0.62
Weighted average remaining contractual life (years)	1 year 8 months 12 days	1 year 10 months 24 days
Number of warrants outstanding, ending balance	36,190,769	36,190,769
Weighted average exercise price per share, ending balance	$ 0.62	$ 0.62